Earnings Per Share	12 Months Ended
Aug. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
18.	EARNINGS PER SHARE

For the purpose of calculating earnings per share as a result of the Reorganization as described in Note 1 and the share split as described in Note 14, the number of ordinary shares used in the calculation reflects the outstanding ordinary shares of the Company as if the Reorganization and the share split took place on September 1, 2015:

	For the year ended August 31,
	2016 RMB	2017 RMB	2018 RMB
Numerator used in basic and diluted earnings per share:
Net (loss) earnings attributable to Bright Scholar Education Holdings Limited	(36,374)	172,050	246,969

Earnings available for future distribution	(36,374)	172,050	246,969

Shares (denominator):
Weighted average common shares outstanding used in computing basic earnings per share	96,983,360	104,839,041	122,088,201

Weighted average common shares outstanding used in computing diluted earnings per share	96,983,360	104,839,041	122,186,796

Net (loss) earnings per share
Basic	(0.38)	1.64	2.02
Diluted	(0.38)	1.64	2.02

As of August 31, 2016, 2017 and 2018, there are nil, nil and 361,307 employee stock options or non-vested ordinary shares which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive.